Income Taxes - Changes in Deferred Tax Asset Valuation Allowance (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Valuation allowance as of beginning of year	$ 11,566	$ 5,194
Net increases recorded to income tax provision	111,886	6,372
Valuation allowance as of end of year	$ 123,452	$ 11,566